Debt (Details) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2018	Aug. 31, 2018	Aug. 31, 2017
Principal	$ 3,600,000	$ 3,600,000	$ 3,600,000
Debt Discount	(663,918)	(663,918)	(413,377)
Outstanding debt balances	2,936,082	2,936,082	3,186,623
Interest Payable	$ 1,523,943	$ 1,523,943	$ 1,046,377
March 2015 Loan as amended [Member]
Issue Date	Mar. 04, 2015	Mar. 04, 2015	Mar. 04, 2015
Maturity Date	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2017
Principal	$ 600,000	$ 600,000	$ 600,000
Debt Discount
Outstanding debt balances	600,000	600,000	600,000
Interest Payable	$ 186,797	$ 186,797	$ 113,465
2013 Note as amended [Member]
Issue Date	Oct. 07, 2013	Oct. 07, 2013	Oct. 07, 2013
Maturity Date	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2017
Principal	$ 3,000,000	$ 3,000,000	$ 3,000,000
Debt Discount	(663,918)	(663,918)	(413,377)
Outstanding debt balances	2,336,082	2,336,082	2,586,623
Interest Payable	$ 1,337,146	$ 1,337,146	$ 932,912